Property, Equipment and Software (Details)	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Building and Decoration CNY	Dec. 31, 2012 Building and Decoration CNY	Dec. 31, 2013 Leasehold improvements CNY	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2013 Furniture, fixtures and office equipment CNY	Dec. 31, 2012 Furniture, fixtures and office equipment CNY	Dec. 31, 2013 Vehicles CNY	Dec. 31, 2012 Vehicles CNY	Dec. 31, 2013 Servers and computers CNY	Dec. 31, 2012 Servers and computers CNY	Dec. 31, 2013 Software CNY	Dec. 31, 2012 Software CNY	Dec. 31, 2013 Construction in progress CNY	Dec. 31, 2012 Construction in progress CNY	Dec. 31, 2013 Construction in progress Beijing CNY	Dec. 31, 2012 Construction in progress Beijing CNY
Summary of property, equipment and software
Gross book value	1,771,542,000	1,563,733,000			609,865,000	564,001,000	42,491,000	39,062,000	49,000,000	47,628,000	14,845,000	10,095,000	818,271,000	729,724,000	40,141,000	38,182,000	196,929,000	135,041,000	189,500,000	112,000,000
Less: accumulated depreciation	(899,429,000)	(748,707,000)
Net book value	872,113,000	815,026,000		144,063,000
Depreciation expense	158,000,000	184,200,000	208,300,000